Operating Lease (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of supplemental balance sheet information related to leases
Operating lease right-of-use asset	$2,300,000
Accumulated amortization	(507,128)
Net balance	$1,792,872

Lease liability, current portion	$436,342
Lease liability, long-term	1,356,530
Total operating lease liability	$1,792,872

Weighted average remaining lease term (months)	45

Weighted average discount rate	6.5%

Schedule of maturities of the lease liability
2020 (remainder of year)	$270,000
2021	540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	$2,025,000

Less imputed interest	(232,128)
Total lease liability	$1,792,872